Note 32 - Financial Instruments and Risk Management - Non-derivative Financial Liabilities Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Present value of lease liabilities	$ 313	$ 465	$ 239
Liquidity risk [member]
Statement Line Items [Line Items]
Trade and other payables, carrying amount	11,430	4,400
Trade and other payables	11,430	4,400
Loan notes payable, carrying amount	7,104
Loan notes payable	7,723
Present value of lease liabilities	313	465
Lease liabilities	342	532
Carrying amount	18,847	4,865
Non-derivative financial liabilities, undiscounted cash flows	19,195	4,932
Liquidity risk [member] | Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	11,430	4,400
Loan notes payable	7,723
Lease liabilities	152	158
Non-derivative financial liabilities, undiscounted cash flows	$ 19,305	$ 4,558